Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income and diluted net income (attributable to shareholders of the Company)	$ 10,097	$ 252,873
Basic weighted average number of common shares outstanding (in shares)	1,232,092	1,064,259
Effect of dilutive securities, stock options (in shares)	1,099	1,928
Effect of dilutive securities, restricted share units (in shares)	755	732
Effect of dilutive securities, performance share units (in shares)	3,458	4,085
Diluted weighted average number of common shares outstanding (in shares)	1,237,404	1,071,004
Basic (in USD per share)	$ 0.01	$ 0.24
Diluted (in USD per share)	$ 0.01	$ 0.24